Signifcant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of functional currency
	Period end rates	Average rates
December 31, 2020	USD 1.00= RMB 6.5277	USD 1.00=RMB 6.9001
December 31, 2021	USD 1.00= RMB 6.3524	USD 1.00=RMB 6.4491
December 31, 2022	USD 1.00= RMB 6.8987	USD 1.00=RMB 6.7347

	Period end rates	Average rates
December 31, 2020	USD 1.00= HKD 7.7525	USD 1.00=HKD 7.7558
December 31, 2021	USD 1.00= HKD 7.7991	USD 1.00=HKD 7.7731
December 31, 2022	USD 1.00= HKD 7.7970	USD 1.00=HKD 7.8305

Schedule of value added tax
Type of revenue	Standard VAT rate in effect for revenues
Product sales	13%
Services rendered	6%